Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of Financial Assets and Financial Liabilities

Financial assets and financial liabilities as at June 30, 2026 and December 31, 2025 are as follows:

	Asset / (liabilities) at amortized cost	Assets /(liabilities) at fair value through profit/(loss)	Total
December 31, 2025
Cash	$91,234,090	$-	$91,234,090
Client Cash Deposits	5,615,054	-	5,615,054
Digital assets, digital assets loaned, and digital assets staked	-	515,586,931	515,586,931
Equity investments	-	131,982,050	131,982,050
Public investments	-	272,520	272,520
Private investments	-	29,372,628	29,372,628
Accounts payable and accrued liabilities	(9,270,110)	-	(9,270,110)
Loan payable	(2,611,009)	-	(2,611,009)
Lease liability	(3,102,188)	-	(3,102,188)
Warrant liability	-	(13,599,316)	(13,599,316)
Trading liabilities	-	(24,122,640)	(24,122,640)
ETP holders payable	-	(622,304,667)	(622,304,667)
June 30, 2026
Cash	$60,311,712	$-	$60,311,712
Client Cash Deposits	6,935,781	-	6,935,781
Other financial assets	2,000,921	17,049,562	19,050,483
Digital assets, digital assets loaned, and digital assets staked	-	365,799,777	365,799,777
Equity investments	-	60,576,922	60,576,922
Public investments	-	335,280	335,280
Private investments	-	15,147,378	15,147,378
Accounts payable and accrued liabilities	(5,127,267)	-	(5,127,267)
Loan payable	-	-	-
Lease liability	-	-	-
Warrant liability	-	(4,688,356)	(4,688,356)
Trading liabilities	-	(23,409,429)	(23,409,429)
ETP holders payable	-	(397,243,174)	(397,243,174)

Schedule of Expected Credit Losses	Expected credit losses for the six months ended June 30, 2026, are as follows:
	Asset	Quantity	Current	Non-current	Gross Total	ECL	Net Total
Counterparty A	SOL	274,177.8082	13,216,153	6,845,410	20,061,563	(69,146)	19,992,417
Counterparty E	BTC	67.97932	3,963,437.00	-	3,963,437	(2,972,578)	990,859

Schedule of Liquidity by Assets / (Liabilities)

The following table shows the Company’s source of liquidity by assets / (liabilities) as at June 30, 2026 and December 31, 2025:

	June 30, 2026
	Total	Less than 1 year	1-3 years
Cash	$60,311,712	$60,311,712	$-
Client cash deposits	6,935,781	6,935,781	-
Prepaid expenses	7,683,328	7,683,328	-
Digital assets, digital assets loaned, and digital assets staked	365,799,777	356,237,483	9,562,294
Public Investments	335,280	335,280	-
Private investments	15,147,378	-	15,147,378
Other financial assets	19,050,483	19,050,483	-
Equity investments	60,576,922	41,282,835	19,294,087
Accounts payable and accrued liabilities	(5,127,267)	(5,127,267)	-
Loan payable	-	-	-
Trading liabilities	(23,409,429)	(23,409,429)
Lease liability	-	-	-
ETP holders payable	(397,243,174)	(397,243,174)	-
Total assets / (liabilities)	$110,060,791	$66,057,032	$44,003,759

	December 31, 2025
	Total	Less than 1 year	1-3 years
Cash	$91,234,090	$91,234,090	$-
Client cash deposits	5,615,054	5,615,054	-
Prepaid expenses	9,596,921	9,596,921	-
Digital assets, digital assets loaned, and digital assets staked	515,586,931	482,763,021	32,823,910
Public Investments	272,520	272,520	-
Private investments	29,372,628	-	29,372,628
Equity investments	131,982,050	75,411,946	56,570,104
Accounts payable and accrued liabilities	(9,270,110)	(9,270,110)	-
Loan payable	(2,611,009)	(2,611,009)	-
Trading liabilities	(24,122,640)	(24,122,640)
Lease liability	(3,102,188)	(553,973)	(2,548,215)
ETP holders payable	(622,304,667)	(622,304,667)	-
Total assets / (liabilities)	$122,249,580	$6,031,153	$116,218,427

Schedule of Financial and Non-Financial Assets and Liabilities

As at June 30, 2026 and December 31, 2025, the Company had the following financial and non-financial assets and liabilities, (amounts posted in Canadian dollars) denominated in foreign currencies:

	June 30, 2026
	Canadian Dollars	British Pound	Swiss Franc	Swedish Krona	European Euro	Arab Emirates Dirham
Cash	$988,138	$679,144	$1,156,641	$16,911,084	$6,644,235	$113,693
Private investments	505,435	—	—	—	—	—
Public investments	335,280	—	—	—	—	—
Prepaid	—	—	453,147	—	—	7,545
Accounts payable and accrued liabilities	544,371	—	(232,763)	—	—	(143,355)
ETP holders payable	—	—	—	(47,807,101)	(3,407,542)	—
Net assets (liabilities)	$2,373,224	$679,144	$1,377,025	$(30,896,017)	$3,236,693	$(22,117)
	December 31, 2025
	Canadian Dollars	British Pound	Swiss Franc	Swedish Krona	European Euro	Arab Emirates Dirham
Cash	$2,284,909	$51,536	$8,928,624	$12,978,875	$4,570,541	$457,515
Private investments	25,172,753	-	-	-	-
Prepaid investment	-	-	528,255	-	-	34,278
Accounts payable and accrued liabilities	(1,003,289)	-	(449,107)	-	(20,219)	(14,057)
ETP holders payable	-	-	-	(285,235,369)	(9,211,650)	-
Net assets (liabilities)	$26,454,373	$51,536	$9,007,772	$(272,256,494)	$(4,661,328)	$477,736

Schedule of Financial Instruments, Measured at Fair Value in the Statements of Financial Position

The following table illustrates the classification and hierarchy of the Company’s financial instruments, measured at fair value in the statements of financial position as at June 30, 2026 and December 31, 2025.

	Level 1 (Quoted Market price)	Level 2 (Valuation technique -observable market Inputs)	Level 3 (Valuation technique - non-observable market inputs)	Total
Privately traded investments	$-	$-	$29,372,628	$29,372,628
Digital assets	-	496,934,790	18,652,141	515,586,931
Equity investments	-	-	131,982,050	131,982,050
Publicly traded investments	272,520	-	-	272,520
Warrant liability	-	-	(13,599,316)	(13,599,316)

December 31, 2025	$272,520	$496,934,790	$166,407,503	$663,614,813

Privately traded investments	$-	$-	$15,147,378	$15,147,378
Other investments	19,050,483	-	-	19,050,483
Digital assets	-	359,472,791	6,326,986	365,799,777
Equity investments	-	-	60,576,922	60,576,922
Publicly traded investments	335,280	-	-	335,280
Warrant liability	-	-	(4,688,356)	(4,688,356)
June 30, 2026	$19,385,763	$359,472,791	$77,362,930	$456,221,484

Schedule of Net Realized Losses and Net Unrealized Gains are Recognized in the Statements of Loss	The net realized losses and net unrealized gains are recognized in the statements of loss.
Level 1 investments, financial assets at fair value	June 30, 2026	December 31, 2025
Opening balance	$272,520	$778,085
Realized loss on investments	-	(419,093)
Additions	22,180,585	-
Unrealized loss on investments	(3,056,555)	-
Foreign exchange loss	(10,787)	-
Transferred from level 3	-	272,520
Investments sold	-	(358,992)
	$19,385,763	$272,520
The net realized losses and net unrealized gains are recognized in the statements of loss.
Level 2 investments, financial assets at fair value	June 30, 2026	December 31, 2025
Opening balance	$496,934,790	$555,838,900
Digital assets acquired	34,559,755	232,267,760
Digital assets disposed	(16,466,844)	(87,878,518)
Digital assets earned from staking, lending and fees	3,677,070	12,332,036
Realized gain on digital assets	(60,135,440)	49,635,380
Unrealized losses on digital assets	(140,304,931)	(260,376,909)
Settlement of Genesis loan	-	(6,100,598)
Digital assets transferred in from level 3	30,731,127	2,749,352
Digital assets from settlement of ETPs	10,378,596	-
Fees and other	98,668	(1,532,613)
	$359,472,791	$496,934,790
The net realized losses and net unrealized gains are recognized in the statements of loss.
Level 3 investments, financial assets at fair value	June 30, 2026	December 31, 2025
Opening balance	$180,006,819	$294,773,144
Transferred to level 1	-	(272,520)
Acquired as subsidiary	-	(379,906)
Realized gain	(2,228,661)	31,217,931
Unrealized (loss)/ gain	(51,115,272)	(121,974,940)
Transferred to level 2	(30,731,127)	(2,749,352)
Foreign exchange loss	(523,862)	(527,269)
Equity investments disposed	(15,965,180)	(71,685,819)
Cash	15,965,179	50,865,445
Cash transferred to bank	(15,965,179)	-
Management fees	(248,663)	-
Digital assets earned from staking, lending and fees	2,857,232	740,105
	$82,051,286	$180,006,819
The key assumptions used in the valuation of these instruments include (but are not limited to) the value at which a recent financing was done by the investee, company-specific information, trends in general market conditions and the share performance of comparable publicly traded companies.
Level 3 investments, financial liabilities at fair value	June 30, 2026	December 31, 2025
Opening balance	$13,599,316	$-
Warrants granted	-	53,195,195
Change in fair value	(8,910,960)	(39,595,879)
	$4,688,356	$13,599,316

Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs

The following table presents the fair value, categorized by key valuation techniques and the unobservable inputs used within Level 3 as at June 30, 2026 and December 31, 2025.

Description	Fair value	Valuation technique	Significant unobservable input(s)	Range of significant unobservable input(s)
Luxor Technology Corporation	$524,963	Recent financing	Marketability of shares	0% discount
Amina Bank	24,285,752	Market approach	Marketability of shares	0% discount
ZKP Corporation	1,000,000	Recent financing	Marketability of shares	0% discount
Global Benchmarks AB	199,875	Recent financing	Marketability of shares	0% discount
CH Technical Solutions SA	362,038	Recent financing	Marketability of shares	0% discount
Canada Stablecorp Inc.	500,000	Recent financing	Marketability of shares	0% discount
Continental Stable Coin	500,000	Recent financing	Marketability of shares	0% discount
Bonsol Labs Inc.	2,000,000	Recent financing	Marketability of shares	0% discount
Equity Investments in digital	131,982,050	Market approach	Discount for lack of marketability	16% discount
Digital assets on loan	18,652,141	Market approach	Discount for lack of marketability	30% discount
December 31, 2025	$180,006,819

Luxor Technology Corporation	$505,435	Recent financing	Marketability of shares	0% discount
Amina Bank	11,442,068	Market approach	Marketability of shares	0% discount
ZKP Corporation	-	Recent financing	Marketability of shares	0% discount
Global Benchmarks AB	199,875	Recent financing	Marketability of shares	0% discount
CH Technical Solutions SA	-	Recent financing	Marketability of shares	0% discount
Canada Stablecorp Inc.	500,000	Recent financing	Marketability of shares	0% discount
Continental Stable Coin	500,000	Recent financing	Marketability of shares	0% discount
Bonsol Labs Inc.	2,000,000	Recent financing	Marketability of shares	0% discount
Equity Investments in digital	60,576,922	Market approach	Discount for lack of marketability	13% discount
Digital assets on loan	6,326,986	Market approach	Discount for lack of marketability	25% discount
June 30, 2026	$82,051,286